PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investing activities:
Proceeds from maturity of time deposits	¥ 171,660	$ 26,308	¥ 419,777	¥ 563,354
Foreign currency exchange losses	4,849	743	(1,614)	(4,440)
Financing activities:
Proceeds from bank loan	10,710	1,641	89,162	13,229
Issuance of Class A ordinary shares in connection with exercise of share options	3,354	514	3,335	2,951
Payment of dividends				(42,955)
Repurchase of treasury shares			(5,058)	(196,957)
Changes in cash, cash equivalents an restricted cash	(177,777)	(27,246)	(8,550)	(151,578)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(1,376)	(210)	567	10,571
Non-cash financing activities:
Payable for repurchase of treasury shares				5,109
Parent Company [Member]
Operating activities:
Net cash (used in) provided by operating activities	(8,010)	(1,228)	(3,249)	165,098
Investing activities:
Proceeds from maturity of time deposits				63,452
Foreign currency exchange losses				1,890
Net cash provided by investing activities				65,342
Financing activities:
Proceeds from bank loan				13,229
Issuance of Class A ordinary shares in connection with exercise of share options	3,354	514	3,335	2,951
Payment of dividends				(42,955)
Repayment of bank borrowings			13,792
Repurchase of treasury shares			(5,058)	(196,957)
Net cash (used in) provided by financing activities	3,354	514	(15,515)	(223,732)
Changes in cash, cash equivalents an restricted cash	(4,656)	(714)	(18,764)	6,708
Effect of foreign currency exchange rate changes on cash and cash equivalents	850	130	856	1,141
Net increase (decrease) in cash and cash equivalents	(3,806)	(584)	(17,908)	7,849
Cash and cash equivalents at beginning of year	7,599	1,165	25,507	17,658
Cash and cash equivalents at end of year	¥ 3,793	$ 581	¥ 7,599	25,507
Non-cash financing activities:
Payable for repurchase of treasury shares				¥ 5,109